Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This Amendment No. 1 amends and restates in its entirety the Definitive Proxy Statement and related Proxy Card that was originally filed by Boston Scientific Corporation with the Securities Exchange Commission on March 22, 2023 (the “Original Definitive Proxy Statement”). The Original Definitive Proxy Statement was filed in connection with Boston Scientific's 2023 Annual Meeting of Stockholders to be held on May 4, 2023.This Amendment No. 1 is being filed for the sole purpose of including Inline eXtensible Business Reporting Language, or Inline XBRL, data tagging, which was inadvertently omitted from the Original Definitive Proxy Statement due to a processing error. No other changes have been made to the Original Definitive Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	Boston Scientific Corporation
Entity Central Index Key	0000885725